Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2017
As Revised October 1, 2017
Prospectus

The Boston Company Asset Management, LLC (TBCAM) is now BNY Mellon Asset Management North America Corporation (BNY Mellon AMNA). As a result, all references to TBCAM are replaced with BNY Mellon AMNA.

Invesco Advisers, Inc. (Invesco) and Neuberger Berman Investment Advisers LLC (NBIA) are no longer allocated a portion of the fund's assets to manage.

All biographical information regarding Invesco and NBIA portfolio managers is deleted from this prospectus.

The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), ArrowMark Partners (ArrowMark)(formerly known as Arrowpoint Asset Management), The Boston Company Asset Management, LLC (TBCAM), Boston Partners Global Investors, Inc. (Boston Partners), FIAM LLC (FIAM), Fisher Investments, Geode Capital Management, LLC (Geode), Invesco Advisers, Inc. (Invesco), J.P. Morgan Investment Management Inc. (JPMorgan), LSV Asset Management (LSV), Neuberger Berman Investment Advisers LLC (NBIA), Portolan Capital Management, LLC (Portolan), Rice Hall James & Associates, LLC (RHJ), Systematic Financial Management, L.P. (Systematic), Victory Capital Management Inc. (Victory Capital), and Voya Investment Management Co. LLC (Voya) have been retained to serve as sub-advisers for the fund. FIAM, Geode, Invesco, and NBIA have not currently been allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

Invesco, at 1555 Peachtree, N.E., Atlanta, Georgia 30309, has been retained to serve as a sub-adviser for the fund. As of February 28, 2017, Invesco had approximately $836.8 billion in discretionary assets under management. Invesco has not currently been allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

NBIA, at 1290 Avenue of the Americas, New York, NY 10104, has been retained to serve as a sub-adviser for the fund. As of December 31, 2016, NBIA had approximately $255 billion in discretionary assets under management. NBIA has not currently been allocated a portion of the fund's assets to manage.

SMC-18-01 1.919462.134	March 9, 2018

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2017
As Revised October 1, 2017
Prospectus

The Boston Company Asset Management, LLC (TBCAM) is now BNY Mellon Asset Management North America Corporation (BNY Mellon AMNA). As a result, all references to TBCAM are replaced with BNY Mellon AMNA.

Effective December 18, 2017, the redemption fee has been removed.

AMM-18-01 1.936609.129	March 9, 2018

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
April 29, 2017
As Revised October 1, 2017
Prospectus

The Boston Company Asset Management, LLC (TBCAM) is now BNY Mellon Asset Management North America Corporation (BNY Mellon AMNA). As a result, all references to TBCAM are replaced with BNY Mellon AMNA.

Effective December 18, 2017, the redemption fee has been removed.

AMM-L-AMM-N-18-01 1.9585472.120	March 9, 2018

Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2017
As Revised December 4, 2017
STATEMENT OF ADDITIONAL INFORMATION

The Boston Company Asset Management, LLC (TBCAM) is now BNY Mellon Asset Management North America Corporation (BNY Mellon AMNA). As a result, all references to TBCAM in the SAI are replaced with BNY Mellon AMNA.

SMCB-18-01 1.919463.112	March 9, 2018

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2017
As Revised October 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

The Boston Company Asset Management, LLC (TBCAM) is now BNY Mellon Asset Management North America Corporation (BNY Mellon AMNA). As a result, all references to TBCAM in the SAI are replaced with BNY Mellon AMNA.

AMMB-18-01 1.955679.108	March 9, 2018

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
April 29, 2017
As Revised October 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

The Boston Company Asset Management, LLC (TBCAM) is now BNY Mellon Asset Management North America Corporation (BNY Mellon AMNA). As a result, all references to TBCAM in the SAI are replaced with BNY Mellon AMNA.

AMM-L-AMM-NB-18-01 1.9862709.106	March 9, 2018